Schedule IV-Mortgage Loans on Real Estate (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement In Mortgage Loans On Real Estate
Balance at beginning of year	$ 55,494	$ 55,504	$ 362,707
Additions	11,811	700	8,349
Accretion of principal	53	49	40
Repayments	(24,405)	(260)	(297,263)
Foreign currency translation adjustment	441	(499)	(18,329)
Balance at close of year	$ 43,394	$ 55,494	$ 55,504